Joint ventures and associates	12 Months Ended
Dec. 31, 2024
Interests In Other Entities [Abstract]
Joint Ventures and Associates	Joint ventures and associates

Shell share of comprehensive income of joint ventures and associates

								$ million
	2024				2023			2022
	Joint ventures	Associates	Total		Joint ventures	Associates	Total	Joint ventures	Associates		Total
Income for the period	970	2,023	2,993	[A]	1,619	2,106	3,725	2,589	1,383	[B]	3,972
Other comprehensive (loss)/income for the period	(71)	—	(71)		(183)	—	(183)	21	—		21
Comprehensive income for the period	899	2,023	2,922		1,436	2,106	3,542	2,610	1,383		3,993
[A]Includes impairment charges of $873 million, mainly related to joint ventures and associates in the Renewables and Energy Solutions segment.
[B]Includes an impairment charge of $1,614 million related to Sakhalin-2 following the withdrawal from Russia.

Carrying amount of interests in joint ventures and associates

	$ million
	Dec 31, 2024			Dec 31, 2023
	Joint ventures	Associates	Total	Joint ventures	Associates	Total
Net assets	15,783	7,662	23,445	17,382	7,075	24,457

Transactions with joint ventures and associates [A]

	$ million
	2024	2023	2022
Sales and charges to joint ventures and associates	9,652	10,223	12,230
Purchases and charges from joint ventures and associates	13,076	15,084	22,286
[A]Includes 19% (2023: 25%) of sales and 14% (2023: 19%) purchases in transactions with one joint venture operating in the oil trading business.
These transactions principally comprise sales and purchases of goods and services in the ordinary course of business. Related balances outstanding at December 31, 2024, and 2023, are presented in Notes 16 and 20.

Other arrangements in respect of joint ventures and associates

	$ million
	Dec 31, 2024	Dec 31, 2023
Commitments to make purchases from joint ventures and associates [A]	1,078	1,397
Commitments to provide debt or equity funding to joint ventures and associates	323	405
[A]Commitments to make purchases from joint ventures and associates mainly relate to contracts associated with LNG processing fees and transportation capacity. Shell has other purchase obligations related to joint ventures and associates that are not fixed or determinable and are principally intended to be resold in a short period of time through sales agreements with third parties. These include long-term LNG and natural gas purchase commitments and commitments to purchase refined products or crude oil at market prices.